Capital Lease and Finance Obligations	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Capital Lease and Finance Obligations
CAPITAL LEASE AND FINANCE OBLIGATIONS

Capital Lease Obligations

UNS Energy
Following the acquisition of Gila River generating station Units 1 and 2 by a third party with whom TEP has a power purchase agreement, TEP anticipates exercising its option to purchase Gila River Unit 2 in December 2019 for approximately $224 million (US$164 million). Over the 20-month lease term, TEP will pay a monthly demand charge consisting of a capacity charge and an operating fee.

For 2018 $10 million (2017 - nil) of demand charges were recognized related to the Gila River Unit 2 capital lease obligation.

TEP is party to two Springerville Common Facilities leases with fixed purchase options totalling US$68 million and initial terms to January 2021. TEP has the option to renew the leases for periods of two or more years or exercise the purchase options. Additionally, TEP has entered into agreements with third parties that if the Springerville Common Facilities leases are not renewed, TEP will exercise the purchase options thereunder and the third parties would be obligated to buy a portion of these facilities or continue to make payments to TEP for their use.

The Springerville Common Facilities lease obligations bear interest at a six-month LIBOR plus a spread of 2.00%. TEP holds an interest rate swap that effectively fixes the LIBOR rate at 5.77% on $16 million (December 31, 2017 - $23 million) of the total lease obligation of $19 million (December 31, 2017 - $26 million). The swap is recognized as a cash flow hedge (Note 28).

For 2018 $3 million (2017 - $4 million) of interest expense and $8 million (2017 - $8 million) of depreciation expense was recognized related to the Springerville capital lease obligation.
FortisBC Electric
FortisBC Electric has a capital lease obligation with respect to the operation of the Brilliant hydroelectric plant ("Brilliant Plant") in British Columbia. FortisBC Electric operates and maintains the Brilliant Plant under the BPPA, which expires in 2056, in return for a management fee. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, comprised of the original plant capital charge and periodic upgrade capital charges, which are both subject to fixed annual escalators, as well as sustaining capital charges and operating expenses. The BPPA includes a market-related price adjustment in 2026. Approximately 94% of the output from the Brilliant Plant is purchased by FortisBC Electric through the BPPA. The capital lease obligation bears interest at a composite rate of 5.00%. Included in energy supply costs was $28 million (2017 - $27 million) recognized in accordance with the BPPA, as approved by the BCUC.

FortisBC Electric also has a capital lease obligation with respect to the operation of the Brilliant Terminal Station ("BTS") under an agreement, which expires in 2056. The agreement provides that FortisBC Electric will pay a charge related to the recovery of the capital cost of the BTS and related operating costs. The obligation bears interest at a composite rate of 9.00%. Included in operating expenses was $3 million (2017 ‑ $3 million) recognized in accordance with the BTS agreement, as approved by the BCUC.

Finance Obligations

Between 2000 and 2005 FortisBC Energy entered into arrangements whereby certain natural gas distribution assets were leased to certain municipalities and then leased back by FortisBC Energy. These assets are integral equipment to real estate assets and the transactions have been accounted for as finance transactions, with the proceeds thereof recognized as finance obligations. Lease payments, net of the portion recognized as interest expense, reduce the finance obligations.

The finance obligations have implicit interest rates ranging from 6.90% to 7.48% and are being repaid over an initial 35-year period with an early termination option after 17 years. If the Company exercises this option, it would pay the municipality an early termination payment equal to the carrying value of the obligation at termination. In October 2018 FortisBC Energy exercised an early termination payment option in the amount $27 million on one of these arrangements.

Capital Lease and Finance Obligations Repayments

Present values of the minimum lease payments over the next five years and thereafter are as follows.

Total
(year)	(in millions)
2019	$313
2020	77
2021	80
2022	49
2023	47
Thereafter	1,885
$2,451
Less: Imputed interest and executory costs	(1,809)
Total capital lease and finance obligations	642
Less: Current installments	(252)
$390